Stockholders' Equity	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

Note 17 - STOCKHOLDERS’ EQUITY

In August 2021, Firebull Holding Limited, holder of 5,000,000 Class A ordinary shares and 5,000,000 Class B ordinary shares of the Company sold and transferred 5,000,000 Class A ordinary shares to Firebull Tech Limited. Pursuant to section 11 of the Company’s memorandum and articles of association, the 5,000,000 Class B ordinary shares held by Firebull Holding was cancelled accordingly.

As of September 30, 2021, 21,356,290 shares of class A ordinary share and 2,100,000 shares of Class B ordinary shares were issued and outstanding.